TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Trade Receivables And Other Current Assets
Trade Receivables and Other Current assets

	06/30/2026	12/31/2025
Trade receivables:
Other receivables from the Codere Group companies (Note 12)	2,306	954
Impairment of trade receivables	(99)	(99)
Other current assets:
Current tax asset (VAT)	7,821	5,405
Prepayments	1,542	1,507
Other receivables	222	74
Total	11,792	7,841

Disclosure of Groups trade receivables

Currency	06/30/2026	12/31/2025
EUR	6,238	4,379
ILS	253	175
ARS	63	86
USD	740	420
MXN	3,440	1,886
COP	1,058	895
Total	11,792	7,841

Disclosure of impairment of accounts receivable

Expected credit loss as of 12/31/2024	99
Additions	-
Reversal	-
Expected credit loss as of 12/31/2025	99

Expected credit loss as of 12/31/2025	99
Additions	-
Reversal	-
Expected credit loss as of 06/30/2026	99